ACQUISITIONS (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF CONTINGENT CONSIDERATION

$
Consideration transferred:
Value allocated to shares issued 7,920,000 shares (41,684 common shares post reverse split) at $5.40 per share	42,768,000

Fair value of assets and liabilities acquired:
Investments	137,811
Intangible asset – patents pending	42,768,000
Shareholder loan	(137,811)
42,768,000